Shareholder Report, Line Graph (Details) - USD ($)		6 Months Ended	12 Months Ended	24 Months Ended	36 Months Ended	48 Months Ended	60 Months Ended	72 Months Ended	84 Months Ended	96 Months Ended	108 Months Ended	120 Months Ended
	Jun. 30, 2016	Jun. 30, 2026	Jun. 30, 2017	Jun. 30, 2018	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2026
C000030126
Account Value [Line Items]
Line Graph and Table Measure Name		FAM Value Fund - Investor Shares
Accumulated Value	$ 10,000		$ 11,568	$ 12,912	$ 14,517	$ 13,864	$ 19,325	$ 16,716	$ 19,410	$ 22,226	$ 25,415	$ 27,494
C000164665
Account Value [Line Items]
Line Graph and Table Measure Name		FAM Value Fund - Institutional Shares
Accumulated Value	500,000		578,875	647,274	728,999	697,626	974,110	844,281	982,172	1,126,707	1,290,885	1,398,798
C000030128
Account Value [Line Items]
Line Graph and Table Measure Name		FAM Dividend Focus Fund - Investor Shares
Accumulated Value	10,000		11,696	13,004	15,558	15,246	21,449	18,722	22,799	26,423	28,411	27,668
C000110096
Account Value [Line Items]
Line Graph and Table Measure Name		FAM Small Cap Fund - Investor Shares
Accumulated Value	10,000		11,585	12,781	12,693	11,710	18,046	16,473	18,974	20,537	22,450	20,141
C000164667
Account Value [Line Items]
Line Graph and Table Measure Name		FAM Small Cap Fund - Institutional Shares
Accumulated Value	500,000		580,135	640,944	637,230	588,500	907,501	829,378	956,532	1,036,171	1,133,700	1,017,723
S&P 500 Index TR
Account Value [Line Items]
Line Graph and Table Measure Name		S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value	10,000		11,790	13,484	14,889	16,006	22,536	20,144	24,091	30,006	34,556	42,271
S&P 500 Index TR
Account Value [Line Items]
Line Graph and Table Measure Name		S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value	500,000		589,481	674,213	744,449	800,320	1,126,804	1,007,185	1,204,533	1,500,319	1,727,822	2,113,559
S&P 500 Index TR
Account Value [Line Items]
Line Graph and Table Measure Name		S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value	10,000		11,790	13,484	14,889	16,006	22,536	20,144	24,091	30,006	34,556	42,271
S&P 500 Index TR
Account Value [Line Items]
Line Graph and Table Measure Name		S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value	10,000		11,790	13,484	14,889	16,006	22,536	20,144	24,091	30,006	34,556	42,271
S&P 500 Index TR
Account Value [Line Items]
Line Graph and Table Measure Name		S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value	500,000		589,481	674,213	744,449	800,320	1,126,804	1,007,185	1,204,533	1,500,319	1,727,822	2,113,559
Russell Midcap Total Return
Account Value [Line Items]
Line Graph and Table Measure Name		Russell Midcap<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value	10,000		11,648	13,084	14,108	13,792	20,660	17,087	19,637	22,165	25,536	31,060
Russell Midcap Total Return
Account Value [Line Items]
Line Graph and Table Measure Name		Russell Midcap<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value	500,000		582,419	654,207	705,400	689,600	1,033,012	854,340	981,846	1,108,263	1,276,779	1,552,996
Russell Midcap Total Return
Account Value [Line Items]
Line Graph and Table Measure Name		Russell Midcap<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value	10,000		11,648	13,084	14,108	13,792	20,660	17,087	19,637	22,165	25,536	31,060
Russell 2000 Total Return
Account Value [Line Items]
Line Graph and Table Measure Name		Russell 2000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value	10,000		12,460	14,649	14,164	13,226	21,429	16,029	18,002	19,812	21,334	30,034
Russell 2000 Total Return
Account Value [Line Items]
Line Graph and Table Measure Name		Russell 2000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value	$ 500,000		$ 623,004	$ 732,440	$ 708,201	$ 661,282	$ 1,071,446	$ 801,469	$ 900,103	$ 990,619	$ 1,066,711	$ 1,501,703